RIGHT-OF-USE ASSETS	12 Months Ended
Jun. 30, 2025
Right-of-use Assets
RIGHT-OF-USE ASSETS

NOTE－12 RIGHT-OF-USE ASSETS

Our Company adopted ASU No. 2016-02, Leases, on January 1, 2019, the beginning of the fiscal 2019, using the modified retrospective approach. Our Company determines whether an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys the right to control the use of an identified fixed asset explicitly or implicitly for a period of time in exchange for consideration. Control of an underlying asset is conveyed if we obtain the rights to direct the use of and to obtain substantially all of the economic benefit from the use of the underlying asset. Some of our leases include both lease and non-lease components which are accounted for as a single lease component as our Company has elected the practical expedient. Some of the operating lease agreements include variable lease costs, primarily taxes, insurance, common area maintenance or increases in rental costs related to inflation. Substantially all of our equipment leases and some of our real estate leases have terms of less than one year and, as such, are accounted for as short-term leases as we have elected the practical expedient.

Operating leases are included in the right-of-use lease assets, other current liabilities and long-term lease liabilities on the Consolidated Balance Sheet. Right-of-use assets and lease liabilities are recognized at each lease’s commencement date based on the present values of its lease payments over its respective lease term. When a borrowing rate is not explicitly available for a lease, the incremental borrowing rate is used based on information available at the lease’s commencement date to determine the present value of its lease payments. Operating lease payments are recognized on a straight-line basis over the lease term.

Our Company adopts 2.5% as weighted average incremental borrowing rate to determine the present value of the lease payments. The weighted average remaining life of the lease was 3 years.

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	As of June 30,
	2024	2025
	S$	S$
Assets
Operating lease, right-of-use asset, net	3,684,205	677,711
Total right-of-use asset	3,684,205	677,711

Liabilities
Current:
Operating lease liabilities	1,089,515	260,241
	1,089,515	260,241

Non-current:
Operating lease liabilities	2,668,293	418,004
	2,668,293	418,004

Total lease liabilities	3,757,808	678,245

As of June 30, 2024, right-of-use assets were S$3,684,205 and lease liabilities were S$3,757,808.

As of June 30, 2025, right-of-use assets were S$677,711 and lease liabilities were S$678,245.

The following tables summarize the lease expense for the years.

	Years ended June 30,
	2023	2024	2025
	S$	S$	S$
Operating lease cost:
Operating lease expense (per ASC 842)	728,015	1,160,376	1,150,798
Total lease expense	728,015	1,160,376	1,150,798

Lease Termination and Derecognition

During the year ended June 30, 2025, the Company terminated its operating lease for premises at 21 Chin Bee Avenue and equipment rentals before the contractual end date. The termination resulted in the derecognition of the related right-of-use asset and lease liability, and a gain of S$264,777, which is presented in other income in the consolidated statements of loss/comprehensive loss.

Components of Lease Expense

We recognize lease expense on a straight-line basis over the term of the operating leases, as reported within “general and administrative” expense on the accompanying statement of loss.

Other information: -

	Years ended June 30,
	2023	2024	2025
	S$	S$	S$
Cash paid for amount included in the measurement of lease liabilities:
Operating cash flow from operating leases	728,015	1,160,376	1,150,798
Remaining lease term for operating leases	4	3	2
Weighted average discount rate for operating leases	2.5%	2.5%	2.5%

Future Contractual Lease Payments as of June 30, 2025

The below table summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three years ending June 30:

Operating lease amount
S$
2026	273,591
2027	246,600
2028	180,046
2029	-
Thereafter	-
Less: interest	(21,992)
Present value of lease liabilities	678,245

Representing:
Current liabilities	260,241
Non-current liabilities	418,004
678,245